Related Party Transactions (Details) - USD ($)								6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 18, 2023	Jul. 18, 2023	Jun. 22, 2023	Jan. 06, 2023	Jul. 18, 2022	Jun. 20, 2022	Jul. 26, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 22, 2021	Apr. 07, 2021
Related Party Transactions
Repayment of promissory note - related party										$ 129,602
Loan conversion agreement warrant								$ 1,500,000			$ 1,500,000
Price of warrant								$ 1.00			$ 1.00
Aggregate principal amount					$ 490,000	$ 360,000
Amount drawn down under working capital					490,000	360,000		$ 1,102,000			$ 662,000
Interest rate			10.00%
Interest payable			1 year
Subsequent Event
Related Party Transactions
Amount drawn down under working capital	$ 1,250,000
Sponsor
Related Party Transactions
Additional amount drawn down under working capital				$ 300,000
Sponsor | Subsequent Event
Related Party Transactions
Maximum borrowing capacity of related party promissory note				300,000
Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note													$ 200,000
Outstanding balance of related party note												$ 129,602
Loan conversion agreement warrant								$ 1,500,000
Price of warrant								$ 1.00
Promissory Note with Related Party | Subsequent Event
Related Party Transactions
Aggregate principal amount				300,000
Promissory Note with Related Party | Sponsor
Related Party Transactions
Aggregate principal amount				$ 300,000
Administrative Support Agreement
Related Party Transactions
Expenses per month								$ 30,000	$ 30,000		10,000
Expenses accrued								60,000		10,000	60,000
Administrative Fees Expense Per Month							$ 10,000
Administrative Fees Expense								$ 120,000		$ 60,000	80,000
Related Party Loans
Related Party Transactions
Loan conversion agreement warrant											$ 1,500,000
Price of warrant											$ 1.00
Related Party Loans | Sponsor
Related Party Transactions
Price of warrant		$ 1.00
Aggregate principal amount			$ 500,000			$ 360,000
Amount drawn down under working capital		$ 1,150,000			$ 490,000
Additional amount drawn down under working capital		$ 48,000
Exercise price of warrants		$ 11.50
Related Party Loans | Sponsor | Class A Member
Related Party Transactions
Number of warrants to purchase shares issued		1,150,000